OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about other current liabilities [Line Items]
Provision for environmental rehabilitation (note 27b)	$ 226	$ 270
Deposit on Pueblo Viejo gold and silver streaming agreement	40	58
Share-based payments (note 34a)	54	50
Pueblo Viejo JV partner shareholder loan (note 29)	60	32
Other	80	129
Other current liabilities (note 24)	$ 460	$ 539